Leases	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Leases
12. Leases
The changes in the carrying value of ROU assets for the year ended March 31, 2022 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2021	$219,078	$39	$25	$639	$219,781
Additions	5,620	—	—	216	5,836
On acquisition (Refer Note 4(b))	1,528	—	—	—	1,528
Terminations/modifications	3,174	—	—	—	3,174
Translation adjustments	(9,215)	1	(1)	(42)	(9,257)

Balance as at March 31, 2022	$220,185	$40	$24	$813	$221,062

Accumulated depreciation
Balance as at April 1, 2021	$52,497	$35	$17	$466	$53,015
Depreciation	28,100	4	3	106	28,213
Terminations/modifications	(47)	—	—	—	(47)
Translation adjustments	(2,716)	1	(1)	(26)	(2,742)

Balance as at March 31, 2022	$77,834	$40	$19	$546	$78,439

Net carrying value as at March 31, 2022	$142,351	$—	$5	$267	$142,623

The changes in the carrying value of ROU assets for the year ended March 31, 2021 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2020	$183,839	$34	$32	$515	$184,420
Additions	26,336	—	—	118	26,454
Terminations/modifications	(985)	—	(8)	(22)	(1,015)
Translation adjustments	9,888	5	1	28	9,922

Balance as at March 31, 2021	$219,078	$39	$25	$639	$219,781

Accumulated depreciation
Balance as at April 1, 2020	$25,015	$16	$12	$279	$25,322
Depreciation	27,236	16	10	181	27,443
Terminations/modifications	(1,503)	—	(5)	(9)	(1,517)
Translation adjustments	1,749	3	—	15	1,767

Balance as at March 31, 2021	$52,497	$35	$17	$466	$53,015

Net carrying value as at March 31, 2021	$166,581	$4	$8	$173	$166,766

The movement in lease liabilities for the year ended March 31, 2022 and 2021 is as follows:

Lease liabilities	March 31, 2022	March 31, 2021
Opening balance	$191,907	$178,892
Cash outflows
Principal payment of lease liabilities	(26,235)	(23,073)
Interest payment on lease liabilities	(12,826)	(13,442)
Non-cash adjustments
On acquisition (Refer Note 4(b))	1,521	—
Additions	5,403	25,506
Terminations/modifications	2,282	1,313
Interest accrued	12,657	13,689
Rent concessions	(21)	(416)
Translation adjustments	(7,694)	9,438

Closing balance	$166,994	$191,907

Rental expense charged for short-term leases was $1,125 and $857, rental expense charged for low value leases was $65 and $675 and variable lease payments was $1,599 and $1,730 for the year ended March 31, 2022 and March 31, 2021, respectively.
The Company has applied practical expedient for rent concessions as a direct consequence of the
COVID-19
pandemic and recognized $21 and $416 in its consolidated income statement for the year ended March 31, 2022 and March 31, 2021, respectively.
The table below provides details regarding the contractual maturities of lease liabilities as at March 31, 2022, on an undiscounted basis:

	As at
Tenure	March 31, 2022	March 31, 2021
Less than 1 year	$37,330	$39,591
1-3 years	67,177	73,833
3-5 years	49,449	63,462
More than 5 years	62,234	79,419

Total	$216,190	$256,305

The total future cash outflows for leases that had not yet commenced were $82,013 and $Nil for the year ended March 31, 2022 and March 31, 2021, respectively.